Annual Operating Expenses {- Fidelity Simplicity RMD 2010 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-14 - Fidelity Simplicity RMD 2010 Fund - Fidelity Simplicity RMD 2010 Fund	Sep. 29, 2022
Operating Expenses:
Management fee	0.49%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.49%